Bank Loans	6 Months Ended
Dec. 31, 2024
Bank Loans [Abstract]
BANK LOANS

14. BANK LOANS

Bank loans represent the amounts due to various banks. As of December 31, 2024 and June 30, 2024, short-term and long-term bank loans consisted of the following:

Summary of short-term bank loans

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2024	2024
Short-term loans:
ICBC (3)	3.45%	August 30, 2024	-	688,023
Xiamen International Bank (1)	4.50%	October 8, 2024	-	784,346
Industrial Bank Co., Ltd. (1)	4.60%	December 26, 2024	-	1,100,837
Xiamen Bank (1)	3.50%	June 16, 2025	520,598	550,418
Bank of China Ltd. (2)	4.05%	May 16, 2025	794,597	853,148
Xiamen International Bank (1)	4.50%	February 28, 2025	260,299	275,210
ICBC (3)	3.35%	August 26, 2025	684,997	-
Xiamen International Bank (1)	4.50%	September 30, 2025	739,797
Bank of Communications(4)	3.65%	September 9, 2025	410,998
Industrial Bank Co., Ltd. (1)	3.50%	December 11, 2025	1,095,996	-
Total			$4,507,282	$4,251,982
Current portion of long-term loans:
Bank of China Ltd. (5)	4.35%	May 5, 2027	$32,880	$33,026
Bank of China Ltd. (5)	4.35%	December 3, 2026	191,799	192,646
Bank of China Ltd. (5）	4.35%	December 31, 2026	189,059	189,894
			$413,738	$415,566

Summary of long-term bank loans

	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2024	2024
Non-current portion of long-term loans:
Bank of China Ltd. (5)	4.35%	May 5, 2027	$115,080	$132,100
Bank of China Ltd. (5)	4.35%	December 31, 2026	614,442	712,104
Bank of China Ltd. (5)	4.35%	December 3, 2026	575,398	674,263
Total			$1,304,920	$1,518,467

The weighted average interest rate on short-term bank loans outstanding as of December 31, 2024 and June 30, 2024 was 4.01% and 4.14%, respectively. The effective interest rate for bank loans was approximately 4.23% and 4.74% for the six months ended December 31, 2023 and 2022, respectively.

(1)	Loans from Xiamen Bank, Industrial Bank Co., Ltd., and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and Pop Culture. The loan was also pledged by a property of Guangzhou Shuzhi.

(3)	The loan from ICBC was guaranteed by Pop Culture and Guangzhou Financing Re-guarantee Co., LTD.

(4)	The loan from Bank of Communications was granted a credit period from September 9, 2024 till September 9, 2027.

(5)	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, Guangzhou Shuzhi, and Pop Culture.